employee future benefits (Tables)	6 Months Ended
Jun. 30, 2024
employee future benefits
Schedule of defined benefit pension plan expense

Three-month periods ended June 30		2024			2023
			Defined benefit			Defined benefit
			obligations			obligations
(millions)	Note	Plan assets	accrued [1]	Net	Plan assets	accrued [1]	Net
Employee benefits expense	8
Benefits earned for current service		$—	$(20)		$—	$(20)
Benefits earned for past service		—	(1)		—	—
Employees’ contributions		5	—		5	—
Administrative fees		(1)	—		(1)	—
		4	(21)	$(17)	4	(20)	$(16)
Financing costs	9
Notional income on plan assets [2] and interest on defined benefit obligations accrued		105	(96)		109	(100)
Interest effect on asset ceiling limit		(11)	—		(11)	—
		94	(96)	(2)	98	(100)	(2)
DEFINED BENEFIT (COST) INCLUDED IN NET INCOME [3]				(19)			(18)
Other comprehensive income	11
Difference between actual results and estimated plan assumptions [4]		(3)	—		8	—
Changes in plan financial assumptions [5]		—	92		—	(9)
Changes in the effect of limiting net defined benefit plan assets to the asset ceiling		(67)	—		6	—
		(70)	92	22	14	(9)	5
DEFINED BENEFIT (COST) INCLUDED IN COMPREHENSIVE INCOME [3]				$3			$(13)

Six-month periods ended June 30		2024			2023
			Defined benefit			Defined benefit
			obligations			obligations
(millions)	Note	Plan assets	accrued [1]	Net	Plan assets	accrued [1]	Net
Employee benefits expense	8
Benefits earned for current service		$—	$(40)		$—	$(38)
Benefits earned for past service		—	(1)		—	—
Employees’ contributions		9	—		9	—
Administrative fees		(2)	—		(2)	—
		7	(41)	$(34)	7	(38)	$(31)
Financing costs	9
Notional income on plan assets [2] and interest on defined benefit obligations accrued		210	(193)		219	(200)
Interest effect on asset ceiling limit		(21)	—		(23)	—
		189	(193)	(4)	196	(200)	(4)
DEFINED BENEFIT (COST) INCLUDED IN NET INCOME [3]				(38)			(35)
Other comprehensive income	11
Difference between actual results and estimated plan assumptions [4]		(5)	—		234	—
Changes in plan financial assumptions [5]		—	327		—	(200)
Changes in the effect of limiting net defined benefit plan assets to the asset ceiling		(253)	—		(35)	—
		(258)	327	69	199	(200)	(1)
DEFINED BENEFIT (COST) INCLUDED IN COMPREHENSIVE INCOME [3]				31			(36)
AMOUNTS INCLUDED IN OPERATING ACTIVITIES CASH FLOWS
Employer contributions		14	—	14	16	—	16
BENEFITS PAID BY PLANS		(234)	234	—	(234)	234	—
PLAN ACCOUNT BALANCES [6]
Change in period		(282)	327	45	184	(204)	(20)
Balance, beginning of period		8,352	(8,489)	(137)	7,990	(8,075)	(85)
Balance, end of period		$8,070	$(8,162)	$(92)	$8,174	$(8,279)	$(105)
FUNDED STATUS – PLAN SURPLUS (DEFICIT)
Pension plans that have plan assets in excess of defined benefit obligations accrued [7]	20	$8,061	$(7,740)	$321	$7,349	$(7,042)	$307
Pension plans that have defined benefit obligations accrued in excess of plan assets [8]
Funded		9	(210)	(201)	825	(1,029)	(204)
Unfunded		—	(212)	(212)	—	(208)	(208)
	27	9	(422)	(413)	825	(1,237)	(412)
		$8,070	$(8,162)	$(92)	$8,174	$(8,279)	$(105)

1	Defined benefit obligations accrued are the actuarial present values of benefits attributed to employee services rendered to a particular date.
2	The interest income on the plan assets portion of the employee defined benefit plans net interest amount included in Financing costs reflects a rate of return on plan assets equal to the discount rate used in determining the defined benefit obligations accrued at the end of the immediately preceding fiscal year.
3	Excluding income taxes.
4	Financial assumptions in respect of plan assets (interest income on plan assets included in Financing costs reflects a rate of return on plan assets equal to the discount rate used in determining the defined benefit obligations accrued) and demographic assumptions in respect of the actuarial present values of the defined benefit obligations accrued, as at the end of the immediately preceding fiscal year for both.
5	The discount rate used to measure the defined benefit obligations accrued at June 30, 2024, was 4.97% (December 31, 2023 – 4.65%).
6	Effect of asset ceiling limit at June 30, 2024, was $1,188 (December 31, 2023 - $914).
7	Presented in the Consolidated statements of financial position as Other long-term assets
8	Presented in the Consolidated statements of financial position as Other long-term liabilities.

Schedule of defined contribution pension plan expense

	Three months		Six months
Periods ended June 30 (millions)	2024	2023	2024	2023
Union pension plan and public service pension plan contributions	$3	$4	$6	$8
Other defined contribution pension plans	29	31	53	55
	$32	$35	$59	$63